Premises and Equipment: (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Components of premises and equipment included in the consolidated balance sheets
Total	$ 33,802	$ 33,089
Less accumulated depreciation	11,245	9,658
Premises and equipment, net	22,557	23,431
Land [Member]
Components of premises and equipment included in the consolidated balance sheets
Total	5,560	5,560
Land Improvements [Member]
Components of premises and equipment included in the consolidated balance sheets
Total	558	558
Buildings [Member]
Components of premises and equipment included in the consolidated balance sheets
Total	20,257	20,206
Furniture and equipment [Member]
Components of premises and equipment included in the consolidated balance sheets
Total	$ 7,427	$ 6,765